                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9537

                   Colonial California Insured Municipal Fund
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

           One Financial Center, Boston, Massachusetts        02111
           -------------------------------------------      ----------
            (Address of principal executive offices)        (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698

Date of fiscal year end: 11/30/05

Date of reporting period: 05/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

[PHOTO]





 COLONIAL CALIFORNIA
 INSURED MUNICIPAL FUND





  Semiannual Report
  May 31, 2005





[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

                                       [GRAPHIC]




Dear Shareholder:

In 2004, Colonial Funds became part of Columbia Management, the asset management division of Bank of America, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe offer significant potential benefits for our shareholders. First, some funds may be merged in order to eliminate redundancies, others may be liquidated and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these changes if your fund is affected and you may be asked to vote on certain fund changes. In this matter, your timely response will enable us to implement the changes in 2005.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success.

In the pages that follow, you'll find a detailed report from the fund's manager on key factors that influenced your fund's performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson
President, Columbia Funds

Christopher L. Wilson is Head of Mutual Funds for Columbia Management, President of Columbia Funds, President & CEO of Nations Funds and President of Galaxy Funds, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services.

Chris joined Bank of America in August 2004.

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial Fund. References to specific company securities should not be construed as a recommendation or investment advice.

                                    [GRAPHIC]



                                    [GRAPHIC]


    PORTFOLIO MANAGER'S REPORT

For the six-month period ended May 31, 2005, Colonial California Insured Municipal Fund had a return of 10.07%, based on its market price. Changes in the market price of the fund's shares reflect investor demand and are not necessarily linked directly to changes in net asset value. The fund returned 4.59% based on investment at net asset value, which was lower than the 5.72% average return of its peer group, the Lipper California Insured Municipal Debt Funds Category./1/

Intermediate positioning and callable bonds hurt performance

We believe the fund underperformed its peers partially because it had higher exposure to bonds with maturities between 10 and 15 years. The prices of these bonds remained relatively flat while longer-maturity bonds (20-plus years) fared better in an environment of slightly slower economic growth.

The fund's short-term holdings also detracted from performance. Yields on these bonds increased and prices fell in response to the Federal Reserve's continued cycle of interest rate increases. Similarly, the fund's longer maturity bonds with near-term call features hampered performance. During the month of February, a sizable position in multi-family housing bonds was called. This call hurt performance because the bonds were called "at par" or face value, but had a "premium coupon," which reflected a rate of interest above the current market rate.

In addition, a hedge involving US Treasuries dampened the fund's return during the period. The intention of the hedge was to reduce the fund's sensitivity to interest rate changes and bring it in line with that of its peers. However, by the end of the period the hedge had not fully achieved its desired results.

Leveraged positions and the pre-refunding of a significant position helped returns

The fund's dividend dropped as short-term interest rates rose and the fund was required to raise its payout to preferred shareholders. The fund earns some of its income through leverage, which comes from preferred shares issued in 1999. We invested the proceeds from the preferred shares in longer maturity, higher-yielding bonds and pay out to preferred shareholders a short-term rate influenced by the federal funds rate-the overnight rate at which banks lend each other money. As the fed funds rate climbed during the period, the payout rate to preferred shareholders rose, reducing the income earned by the fund. In addition, leverage adds to the fund's volatility, but continued to give the fund an income advantage over non-leveraged funds.

-----------
/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Price per share as of 05/31/05 ($)

                             Net asset value 15.23
                             ---------------------
                             Market price    14.54
                             ---------------------

6-month (cumulative) total return as of 05/31/05 (%)

                        Net asset value            4.59
                        -------------------------------
                        Market price              10.07
                        -------------------------------
                        Lipper California Insured
                        Municipal Debt Funds
                        Category average           5.72
                        -------------------------------

All results shown assume reinvestment of distributions.

Distributions declared per common share 12/01/04-05/31/05 ($)

                                      0.42
                                    --------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the fund's ordinary income, and any market discount is taxable when distributed.

Top 5 sectors as of 05/31/05 (%)

                         Local general obligations 16.4
                         ------------------------------
                         Water & sewer             12.9
                         ------------------------------
                         Special property tax      10.8
                         ------------------------------
                         Local appropriated        10.0
                         ------------------------------
                         Special non-property tax   7.2
                         ------------------------------

Quality breakdown as of 05/31/05 (%)

                             AAA              87.5
                             ---------------------
                             A                 5.9
                             ---------------------
                             BBB               5.0
                             ---------------------
                             Non-rated         1.1
                             ---------------------
                             Cash equivalents  0.5
                             ---------------------

Sector and quality breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Because the fund is actively managed, there is no guarantee that the fund will continue to invest in these sectors or maintain this quality breakdown in the future.

                                    [GRAPHIC]

                                    [GRAPHIC]




The fund's return was boosted by the partial pre-refunding of a holding in Puerto Rico Electric Power Authority bonds (4.0% of total investments)./2/ In this process, new bonds were issued and the older bonds were redeemed at their stated call date and price. Pre-refunding typically boosts the credit quality and shortens the maturity of the older bonds, which increases their value.

Insurance sector update

The bond insurance industry has gained several participants, adding to competition, yet it is dominated by established companies characterized by ultraconservative underwriting standards. The industry continues to diversify from traditional municipal business as international opportunities mature. MBIA, the world's largest bond insurer, has received subpoena requests from state and federal authorities covering several points of interest and is fully cooperating with investigators. Based on available information to date, we remain comfortable in MBIA's underwriting model and claims paying ability and continue to approve their municipal insured bonds for purchase.

Stable outlook for California

California had begun to emerge from its economic downturn. A cornerstone of the governor's budget proposal includes healthy revenue growth, modest spending restraints and the continued use of non-recurring items to achieve balance. Trends point to a rebound for personal income growth and employment in technology, entertainment and aerospace industries has improved. California's progressive tax system is producing resources necessary to help stabilize its financial position. However the state still faces gaps between revenues and expenditures. In addition, some proposed spending reductions may prove challenging to achieve as they involve health and welfare programs as well as public employee pensions. In this environment, we plan to continue to focus on municipal bonds maturing in 20 years or longer that offer good call protection.

/s/ Kimberly A.Campbell
Kimberly Campbell has been the portfolio manager of Colonial California Insured Municipal Fund since October 2003. Ms Campbell has been with Columbia Management Advisors, Inc. or its predecessors or affiliate organizations since 1995.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Investing in high-yield or "junk bonds" offers the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

-----------
/2/Holdings are disclosed as of May 31, 2005, and are subject to change.

                                    [GRAPHIC]


          INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)

         MUNICIPAL BONDS - 155.9%                   PAR ($)  VALUE ($)
         -------------------------------------------------------------

         EDUCATION - 5.7%
         EDUCATION - 5.7%
         CA Community College Financing
           Authority, West Valley Mission
           Community College, Series 1997,
           Insured: MBIA
             5.625% 05/01/22                       2,000,000 2,125,880
         CA Educational Facilities Authority,
           Pooled College and University,
           Series 2000 B,
             6.625% 06/01/20                         250,000   276,795
                                                             ---------
                                             Education Total 2,402,675
                                                             ---------
                                             EDUCATION TOTAL 2,402,675
                                                             ---------
         -------------------------------------------------------------
         HEALTH CARE - 4.5%
         CONTINUING CARE RETIREMENT - 0.7%
         CA Statewide Community Development
           Authority, Eskaton Village -
           Grass Valley, Series 2000,
             8.250% 11/15/31 (a)                     250,000   276,958
                                                             ---------
                            Continuing Care Retirement Total   276,958
                                                             ---------
         HOSPITALS - 3.8%
         CA Daughters of Charity Health,
           Series 2005 A,
             5.250% 07/01/30                         500,000   522,885
         CA Health Facilities Financing Authority,
           Cedars-Sinai Medical Center,
           Series 1999 A,
             6.125% 12/01/30                         250,000   272,802
         CA Statewide Communities Development
           Authority, Revenue Catholic
           Healthcare West,
           Series 1999,
             6.500% 07/01/20                         500,000   556,175
         CA Whittier Health Facility,
           Presbyterian Intercommunity Hospital,
           Series 2002,
             5.750% 06/01/31                         250,000   268,023
                                                             ---------
                                             Hospitals Total 1,619,885
                                                             ---------
                                           HEALTH CARE TOTAL 1,896,843
                                                             ---------
         -------------------------------------------------------------
         HOUSING - 5.5%
         ASSISTED LIVING / SENIOR - 5.1%
         CA ABAG Finance Authority for
           Nonprofit Corps., Odd Fellows Home,
           Series 1999,
           Insured: MBIA
             6.000% 08/15/24                       2,000,000 2,141,760
                                                             ---------
                              Assisted Living / Senior Total 2,141,760
                                                             ---------

                                                    PAR ($)  VALUE ($)
          ------------------------------------------------------------

          SINGLE FAMILY - 0.4%
          CA Rural Home Mortgage Finance
            Authority:
            Series 1998 A, AMT,
            Guarantor: FNMA
              6.350% 12/01/29                        105,000   107,801
            Series 1998 B-5, AMT,
            Guarantor: FNMA
              6.350% 12/01/29                         80,000    81,935
                                                             ---------
                                         Single Family Total   189,736
                                                             ---------
                                               HOUSING TOTAL 2,331,496
                                                             ---------
          ------------------------------------------------------------
          OTHER - 10.3%
          REFUNDED / ESCROWED (B) - 10.3%
          CA Los Angeles Department of
            Water & Power, Series 1999,
            Pre-refunded 10/15/09,
            Insured: FGIC
              6.100% 10/15/39                        750,000   853,740
          CA Oakland Harrison Foundation,
            Series 1999 A,
            Pre-refunded 01/01/10,
            Insured: AMBAC
              6.000% 01/01/29                      1,000,000 1,130,290
          CA Placer County Water Agency,
            Series 1999,
            Pre-refunded 07/01/09,
            Insured: AMBAC
              5.500% 07/01/29                      1,000,000 1,108,310
          PR Puerto Rico Electric Power Authority,
            Series 1997 AA,
            Pre-refunded 07/01/07
            Insured: MBIA
              5.375% 07/01/27                      1,190,000 1,267,409
                                                             ---------
                                   Refunded / Escrowed Total 4,359,749
                                                             ---------
                                                 OTHER TOTAL 4,359,749
                                                             ---------
          ------------------------------------------------------------
          RESOURCE RECOVERY - 5.8%
          DISPOSAL - 5.8%
          CA Sacramento City Financing Authority,
            Series 1999,
            Insured: AMBAC
              5.875% 12/01/29                      1,250,000 1,397,337
          CA Salinas Valley Solid Waste Authority,
            Series 2002, AMT,
            Insured: AMBAC
              5.125% 08/01/22                        500,000   526,060
          CA Sunnyvale Solid Waste Authority,
            Series 2003, AMT,
            Insured: AMBAC
              4.500% 10/01/08                        500,000   521,180
                                                             ---------
                                              Disposal Total 2,444,577
                                                             ---------
                                     RESOURCE RECOVERY TOTAL 2,444,577
                                                             ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          INVESTMENT PORTFOLIO (continued)

May 31, 2005 (Unaudited)

          MUNICIPAL BONDS (CONTINUED)              PAR ($)  VALUE ($)
          -----------------------------------------------------------

          TAX-BACKED - 84.5%
          LOCAL APPROPRIATED - 15.6%
          CA Los Angeles County Schools,
            Series 1999 A,
            Insured: AMBAC:
              (c) 08/01/18                        2,020,000 1,131,563
              (c) 08/01/23                        2,220,000   951,226
          CA Pacifica, Series 1999,
            Insured: AMBAC
              5.875% 11/01/29                     1,500,000 1,670,310
          CA San Bernardino County,
            Medical Center Financing Project,
            Series 1994,
            Insured: MBIA
              5.500% 08/01/17                     2,500,000 2,846,250
                                                            ---------
                                   Local Appropriated Total 6,599,349
                                                            ---------
          LOCAL GENERAL OBLIGATIONS - 25.6%
          CA Inglewood Unified School District,
            Series 1999 A,
            Insured: FGIC
              5.600% 10/01/24                     1,185,000 1,301,912
          CA Los Angeles Unified School District,
            Series 2002,
            Insured: MBIA
              5.750% 07/01/16                       500,000   592,485
          CA Menifee Unified School District
            Election of 2002, Series 2005 B,
            Insured: FGIC
              5.000% 08/01/28 (d)                 1,000,000 1,063,890
          CA Newhall School District,
            Series 2004,
            Insured: FGIC
              5.000% 05/01/20                       500,000   561,745
          CA Pomona Unified School District,
            Series 2000 A,
            Insured: MBIA
              6.550% 08/01/29                     1,000,000 1,332,370
          CA San Diego Unified School District
            Election of 1998, Series 2000 B,
            Insured: MBIA
              6.000% 07/01/19                     1,000,000 1,227,100
          CA Temecula Valley Unified
            School District, Series 2004,
            Insured: FSA
              5.000% 08/01/20                       500,000   562,495
          CA Union Elementary School District,
            Series 1999 A,
            Insured: FGIC
              (c) 09/01/18                        1,630,000   919,239
          CA Upland Unified School District,
            Series 2001,
            Insured: FSA
              5.125% 08/01/25                       250,000   272,645

                                                   PAR ($)  VALUE ($)
         -------------------------------------------------------------
         CA Vallejo City Unified School District,
           Series 2002 A,
           Insured: MBIA:
             5.900% 02/01/21                        500,000    611,080
             5.900% 08/01/25                        500,000    611,635
         CA West Contra Costa Unified
           School District, Series 2001 A,
           Insured: MBIA
             5.700% 02/01/23                        500,000    605,485
         CA West Covina Unified School District,
           Series 2002 A,
           Insured: MBIA
             5.800% 02/01/21                        500,000    607,260
         CA Yuba City Unified School District,
           Series 2000,
           Insured: FGIC
             (c) 09/01/18                         1,000,000    566,880
                                                            ----------
                            Local General Obligations Total 10,836,221
                                                            ----------
         SPECIAL NON-PROPERTY TAX - 11.3%
         CA Economic Recovery,
           Series 2004 A,
           Insured: FGIC
             5.250% 07/01/14                      1,000,000  1,131,810
         CA San Francisco City & County Hotel,
           Tax Agency, Series 1994,
           Insured: FSA
             6.750% 07/01/25                      1,000,000  1,023,000
         PR Commonwealth of Puerto Rico
           Highway & Transportation Authority:
           Series 1996 Y:
             5.500% 07/01/36                        500,000    557,955
           Insured: FSA
             5.500% 07/01/36                      1,000,000  1,143,510
           Series 2002 E,
           Insured: FSA
             5.500% 07/01/21                        250,000    298,778
         VI Virgin Islands Public
           Finance Authority, Series 1999,
             6.500% 10/01/24                        550,000    626,400
                                                            ----------
                             Special Non-Property Tax Total  4,781,453
                                                            ----------
         SPECIAL PROPERTY TAX - 16.9%
         CA Carson Redevelopment Agency
           Redevelopment Project Area-1,
           Series 2003 B,
           Insured: MBIA
             5.250% 10/01/20                        500,000    543,155
         CA Fontana Public Finance Authority
           Tax Allocation Revenue,
           North Fontana Redevelopment,
           Series 2005 A,
           Insured: AMBAC
             5.000% 10/01/29                      1,000,000  1,063,860

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          INVESTMENT PORTFOLIO (continued)

May 31, 2005 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)                 PAR ($)  VALUE ($)
         --------------------------------------------------------------

         TAX-BACKED (CONTINUED)
         SPECIAL PROPERTY TAX (CONTINUED)
         CA Huntington Beach Community
           Facilities District, Grand Coast Resort,
           Series 2001-1,
             6.450% 09/01/31                          100,000   105,406
         CA Huntington Park Public
           Financing Authority Revenue,
           Series 2004,
           Insured: FSA
             5.250% 09/01/19                        1,000,000 1,122,910
         CA Lancaster Financing Authority
           Redevelopment Project No. 5 & 6,
           Series 2003,
           Insured: MBIA
             5.250% 02/01/20                        1,075,000 1,221,662
         CA Oceanside Community Development
           Commission Downtown
           Redevelopment Project,
           Series 2003,
             5.700% 09/01/25                          500,000   524,415
         CA Orange County Community Facilities
           District, Ladera Ranch:
           Series 1999 A,
             6.700% 08/15/29                          200,000   229,342
           Series 2004 A,
             5.625% 08/15/34                          150,000   156,744
         CA Palmdale Elementary School District,
           Community Facilities District No. 90-1,
           Series 1999,
           Insured: FSA
             5.800% 08/01/29                        1,500,000 1,648,530
         CA Ridgecrest Civic Center,
           Series 1999,
             6.250% 06/30/26                          500,000   538,585
                                                              ---------
                                   Special Property Tax Total 7,154,609
                                                              ---------
         STATE APPROPRIATED - 7.8%
         CA Public Works Board:
           Department of Health Services,
           Series 1999 A,
           Insured: MBIA
             5.750% 11/01/24 (e)                    2,500,000 2,761,600
           Department of Mental Health,
           Coalinga State Hospital,
           Series 2004 A,
             5.500% 06/01/19                          500,000   559,025
                                                              ---------
                                     State Appropriated Total 3,320,625
                                                              ---------
         STATE GENERAL OBLIGATIONS - 7.3%
         CA State:
           Series 2002,
           Insured: AMBAC
             6.000% 02/01/17                        1,000,000 1,209,920
           Series 2003,
             5.250% 02/01/20                          500,000   565,835

                                                   PAR ($)  VALUE ($)
          ------------------------------------------------------------
            Series 2004,
              5.000% 02/01/22                     1,000,000  1,062,790
          PR Commonwealth of Puerto Rico,
            Series 2004 A,
            Insured: FSA
              5.000% 07/01/31                       250,000    275,480
                                                            ----------
                            State General Obligations Total  3,114,025
                                                            ----------
                                           TAX-BACKED TOTAL 35,806,282
                                                            ----------
          ------------------------------------------------------------
          TRANSPORTATION - 3.8%
          AIRPORTS - 2.6%
          CA Port of Oakland,
            Series 2002 K, AMT,
            Insured: FGIC
              5.750% 11/01/29                     1,000,000  1,080,610
                                                            ----------
                                             Airports Total  1,080,610
                                                            ----------
          PORTS - 0.6%
          CA Port of Oakland,
            Series 2002 L, AMT,
            Insured: FGIC
              5.500% 11/01/20                       250,000    274,350
                                                            ----------
                                                Ports Total    274,350
                                                            ----------
          TRANSPORTATION - 0.6%
          CA San Francisco Bay Area Rapid
            Transit District, Series 1999,
            Insured: FGIC
              5.500% 07/01/34                       250,000    270,438
                                                            ----------
                                       Transportation Total    270,438
                                                            ----------
                                       TRANSPORTATION TOTAL  1,625,398
                                                            ----------
          ------------------------------------------------------------
          UTILITIES - 35.8%
          INDEPENDENT POWER PRODUCERS - 0.7%
          PR Commonwealth of Puerto Rico
            Industrial, Tourist, Educational,
            Medical & Environmental
            Cogeneration Facilities, AES Project,
            Series 2000, AMT,
              6.625% 06/01/26                       250,000    271,578
                                                            ----------
                          Independent Power Producers Total    271,578
                                                            ----------
          INVESTOR OWNED - 7.8%
          CA Pollution Control Financing
            Authority:
            Pacific Gas & Electric Co.,
            Series 1996 A, AMT,
            Insured: MBIA
              5.350% 12/01/16                     1,000,000  1,095,870
            San Diego Gas & Electric Co.,
            Series 1991 A, AMT,
              6.800% 06/01/15                       500,000    595,885

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          INVESTMENT PORTFOLIO (continued)

          May 31, 2005 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)            PAR ($)  VALUE ($)
           ----------------------------------------------------------
           UTILITIES (CONTINUED)
           INVESTOR OWNED (CONTINUED)
             Southern California Edison Co.,
             Series 1999 B,
             Insured: MBIA
               5.450% 09/01/29                   1,500,000  1,617,555
                                                           ----------
                                      Investor Owned Total  3,309,310
                                                           ----------
           MUNICIPAL ELECTRIC - 7.1%
           CA Department of Water Resources
             Power Supply Revenue Bonds,
             Series 2002 A,
             Insured: AMBAC
               5.500% 05/01/14                     500,000    568,180
           CA Los Angeles Department of
             Water & Power Waterworks,
             Series 2004 C,
             Insured: MBIA
               5.000% 07/01/22                   1,000,000  1,073,140
           PR Puerto Rico Electric
             Power Authority,
             Series 1997 AA,
             Insured: MBIA
               5.375% 07/01/27                   1,310,000  1,381,932
                                                           ----------
                                  Municipal Electric Total  3,023,252
                                                           ----------
           WATER & SEWER - 20.2%
           CA Culver City, Series 1999 A,
             Insured: FGIC
               5.700% 09/01/29                   1,500,000  1,656,315
           CA El Dorado Irrigation District,
             Series 2004 A,
             Insured: FGIC
               5.000% 03/01/21                   1,000,000  1,072,390
           CA Elsinore Valley Municipal
             Water District, Series 2002,
             Insured: FGIC
               5.375% 07/01/18                   1,160,000  1,332,712
           CA Pico Rivera Water Authority
             Revenue Water System Project,
             Series 1999 A,
             Insured: MBIA
               5.500% 05/01/29                   2,000,000  2,350,700
           CA Pomona Public Financing Authority,
             Series 1999 AC,
             Insured: FGIC
               5.500% 05/01/29                   1,000,000  1,079,020
           CA Westlands Water District Revenue,
             Certificates of Participation,
             Series 2005 A,
             Insured: MBIA
               5.000% 09/01/30                   1,000,000  1,059,290
                                                           ----------
                                       Water & Sewer Total  8,550,427
                                                           ----------
                                           UTILITIES TOTAL 15,154,567
                                                           ----------
           TOTAL MUNICIPAL BONDS
             (cost of $59,527,149)                         66,021,587
                                                           ----------

          INVESTMENT COMPANY - 0.0%               SHARES   VALUE ($)
          ------------------------------------------------------------
          Dreyfus California Tax-Exempt
            Money Market Fund                           1           1
                                                          -----------

          TOTAL INVESTMENT COMPANY
            (cost of $1)                                            1
                                                          -----------
          SHORT-TERM OBLIGATION - 0.2%            PAR ($)
          ------------------------------------------------------------
          VARIABLE RATE DEMAND NOTE (F) - 0.2%
          CA Irvine Improvement Bond Act of 1915,
            Series 1997,
              2.180% 09/02/22                     100,000     100,000
                                                          -----------
                                     VARIABLE RATE DEMAND
                                               NOTE TOTAL     100,000
                                                          -----------

          TOTAL SHORT-TERM OBLIGATION
            (cost of $100,000)                                100,000
                                                          -----------

          TOTAL INVESTMENTS - 156.1%
            (cost of $59,627,150) (g)                      66,121,588

          AUCTION PREFERRED SHARES PLUS
            CUMULATIVE UNPAID DISTRIBUTIONS -
            (57.7%)                                       (24,456,902)

          OTHER ASSETS & LIABILITIES, NET - 1.6%              698,397
                                                          -----------
          NET ASSETS APPLICABLE TO
          COMMON SHAREHOLDERS - 100.0%                     42,363,083
                                                          -----------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2005, the value of this security represents 0.7% of net assets.

                                               Acquisition Acquisition
          Security                                Date        Cost
          ------------------------------------------------------------
          CA Statewide Community
           Development Authority, Eskaton
           Village - Grass Valley, Series 2000
           8.250% 11/15/31                      09/08/00    $250,000

(b)The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)Zero coupon bond.
(d)Security purchased on a delayed delivery basis.
(e)A portion of the security with a market value of $2,032,538 is pledged as collateral for open futures contracts.
(f)Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of May 31, 2005.
(g)Cost for federal income tax purposes is $59,567,893.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          INVESTMENT PORTFOLIO (continued)

          May 31, 2005 (Unaudited)


At May 31, 2005, the composition of the Fund by revenue source is as follows:

                                                      % OF
                   HOLDINGS BY REVENUE SOURCE      NET ASSETS
                   ------------------------------------------
                   Tax-Backed                         84.5%
                   Utilities                          35.8
                   Other                              10.3
                   Resource Recovery                   5.8
                   Education                           5.7
                   Housing                             5.5
                   Health Care                         4.5
                   Transportation                      3.8
                   Investment Company                  0.0
                   Short-Term Obligation               0.2
                   Auction Preferred Shares          (57.7)
                   Other Assets & Liabilities, Net     1.6
                                                     -----
                                                     100.0%
                                                     -----

At May 31, 2005, the Fund held the following open short futures contracts:

                   NUMBER OF             AGGREGATE   EXPIRATION  UNREALIZED
   TYPE            CONTRACTS    VALUE    FACE VALUE     DATE    DEPRECIATION
   -------------------------------------------------------------------------
   10-Year U.S.
    Treasury Notes    99     $11,213,297 $11,170,213  Sep-2005    $(43,084)
                                                                  --------

               ACRONYM                     NAME
               ---------  ---------------------------------------
                 ABAG      Association of Bay Area Government
                 AMBAC     Ambac Assurance Corp.
                 AMT       Alternative Minimum Tax
                 FGIC      Financial Guaranty Insurance Co.
                 FNMA      Federal National Mortgage Association
                 FSA       Financial Security Assurance, Inc.
                 MBIA      MBIA Insurance Corp.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF ASSETS AND LIABILITIES

          May 31, 2005 (Unaudited)

         ASSETS:
         Investments, at cost                             $59,627,150
                                                          -----------
         Investments, at value                            $66,121,588
         Cash                                                   8,138
         Receivable for:
           Investments sold on a delayed delivery basis     1,123,074
           Interest                                           896,951
         Expense reimbursement due from Investment
           Advisor                                              8,322
         Deferred Trustees' compensation plan                   4,938
         Other assets                                          11,810
                                                          -----------
           Total Assets                                    68,174,821
                                                          -----------

         LIABILITIES:
         Payable for:
           Investments purchased on a delayed
             delivery basis                                 1,062,840
           Futures variation margin                            43,313
           Distributions -- common shares                     194,654
           Distributions -- preferred shares                    6,902
           Investment advisory fee                             23,491
           Audit fee                                           16,237
           Transfer agent fee                                   2,134
           Reports to shareholders                              6,391
           Preferred shares remarketing commissions               838
         Deferred Trustees' fees                                4,938
                                                          -----------
           Total Liabilities                                1,361,738
                                                          -----------

         AUCTION PREFERRED SHARES (978 shares
           issued and outstanding at $25,000 per
           share)                                         $24,450,000
                                                          -----------

         COMPOSITION OF NET ASSETS
           APPLICABLE TO COMMON SHARES:
         Paid-in capital -- common shares                 $39,376,142
         Undistributed net investment income                  126,800
         Accumulated net realized loss                     (3,591,213)
         Net unrealized appreciation (depreciation) on:
           Investments                                      6,494,438
           Futures contracts                                  (43,084)
                                                          -----------
         Net assets at value applicable to 2,780,771
           common shares of beneficial interest
           outstanding                                    $42,363,083
                                                          -----------

         Net asset value per common share                 $     15.23
                                                          -----------

                                    [GRAPHIC]


STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2005 (Unaudited)

             INVESTMENT INCOME:
             Interest                                   $1,630,466
                                                        ----------
             EXPENSES:
             Investment advisory fee                       216,114
             Transfer agent fee                             15,682
             Pricing and bookkeeping fees                   28,066
             Trustees' fees                                  3,017
             Preferred shares remarketing commissions       30,514
             Custody fee                                     2,011
             Other expenses                                 34,880
                                                        ----------
               Total Expenses                              330,284
             Fees and expenses waived or reimbursed
               by Investment Advisor                      (130,320)
             Custody earnings credit                          (509)
                                                        ----------
               Net Expenses                                199,455
                                                        ----------
             Net Investment Income                       1,431,011
                                                        ----------

             NET REALIZED AND UNREALIZED GAIN (LOSS)
               ON INVESTMENTS AND FUTURES CONTRACTS:
             Net realized gain (loss) on:
               Investments                                 192,291
               Futures contracts                          (358,297)
                                                        ----------
                Net realized loss                         (166,006)
                                                        ----------
             Net change in unrealized
               appreciation (depreciation) on:
               Investments                                 866,054
               Futures contracts                           (20,600)
                                                        ----------
                Net change in unrealized
                  appreciation (depreciation)              845,454
                                                        ----------
             Net Gain                                      679,448
                                                        ----------
             Net Increase in Net Assets from Operations  2,110,459
                                                        ----------

             LESS DISTRIBUTIONS DECLARED TO
               PREFERRED SHAREHOLDERS:
             From net investment income                   (210,257)
                                                        ----------
             Net Increase in Net Assets from Operations
               Applicable to Common Shares              $1,900,202
                                                        ----------

  See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF CHANGES IN NET ASSETS

                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED      YEAR ENDED
                                               MAY 31,    NOVEMBER 30,
          INCREASE (DECREASE) IN NET ASSETS:    2005          2004
          ------------------------------------------------------------
            OPERATIONS:
            Net investment income            $ 1,431,011  $ 2,870,601
            Net realized gain (loss) on
              investments and futures
              contracts                         (166,006)      60,525
            Net change in unrealized
              appreciation (depreciation)
              on investments and futures
              contracts                          845,454     (780,770)
                                             -----------  -----------
            Net Increase from Operations       2,110,459    2,150,356
                                             -----------  -----------
            LESS DISTRIBUTIONS
              DECLARED TO PREFERRED
              SHAREHOLDERS:
            From net investment income          (210,257)    (243,499)
                                             -----------  -----------
            Net Increase in Net Assets
              from Operations Applicable
              to Common Shares                 1,900,202    1,906,857
                                             -----------  -----------
            LESS DISTRIBUTIONS
              DECLARED TO COMMON
              SHAREHOLDERS:
            From net investment income        (1,167,924)  (2,563,605)
                                             -----------  -----------
            SHARE TRANSACTIONS:
            Distributions reinvested --
              common shares                           --       27,367
                                             -----------  -----------
            Total Increase (Decrease) in
              Net Assets Applicable to
              Common Shares                      732,278     (629,381)

            NET ASSETS APPLICABLE TO
              COMMON SHARES:
            Beginning of period               41,630,805   42,260,186
                                             -----------  -----------
            End of period (including
              undistributed net
              investment income of
              $126,800 and $73,970,
              respectively)                  $42,363,083  $41,630,805
                                             -----------  -----------

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED     YEAR ENDED
                                            MAY 31,   NOVEMBER 30,
             NUMBER OF FUND SHARES:          2005         2004
             -----------------------------------------------------
             Common Shares:
             Issued for distributions
               reinvested                         --       1,806
             Outstanding at:
               Beginning of period         2,780,771   2,778,965
                                           ---------   ---------
               End of period               2,780,771   2,780,771
                                           ---------   ---------

             Preferred Shares:
             Outstanding at end of period        978         978
                                           ---------   ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS

May 31, 2005 (Unaudited)

NOTE 1. ORGANIZATION

Colonial California Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company.

INVESTMENT GOAL

The Fund seeks to provide current income generally exempt from ordinary federal income tax and California State personal income tax.

FUND SHARES

The Fund may issue an unlimited number of common shares. On December 10, 1999, the Fund issued 978 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2005 (Unaudited)


RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to common shareholders are recorded on the ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2005, was 2.06%. For the six months ended May 31, 2005, the Fund declared dividends to Auction Preferred shareholders amounting to $210,257, representing an average dividend rate of 1.74% per APS.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2004 was as follows:

                                                NOVEMBER 30,
                                                    2004
                                -               ------------
                    Distributions paid from:
                       Tax-Exempt Income         $2,806,938
                       Ordinary Income                  166
                       Long-Term Capital Gains           --

Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes was:

                     Unrealized appreciation     $6,533,695
                     Unrealized depreciation             --
                                                 ----------
                     Net unrealized appreciation $6,533,695
                                                 ----------

The following capital loss carryforwards, determined as of November 30, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue
Code:

                             YEAR OF    CAPITAL LOSS
                             EXPIRATION CARRYFORWARD
                           ------------ ------------
                               2008      $    5,151
                               2010         760,735
                               2011         889,444
                               2012          70,908
                                         ----------
                                         $1,726,238
                                         ----------

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services to the Fund. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Fund's average weekly net assets, including assets applicable to the APS. Columbia contractually agreed to waive a portion of its investment advisory fee through November 30, 2005, so that such fee will not exceed 0.40% annually.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2005 (Unaudited)

bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average weekly net assets, including assets applicable to APS, exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets, including assets applicable to APS, of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended May 31, 2005, the Fund's annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.084% of the Fund's average weekly net assets, including assets applicable to APS.

FEE WAIVERS

Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of investment advisory fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.20% annually of the Fund's average weekly net assets, including assets applicable to APS. Columbia, at its discretion, may revise or discontinue this arrangement any time.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended May 31, 2005, the Fund paid $771 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $5,983,051 and $5,983,206, respectively.

NOTE 6. PREFERRED SHARES

The Fund currently has outstanding 978 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2005, there were no such restrictions on the Fund.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated AAA by Moody's Investor Services, Inc. At May 31, 2005,

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2005 (Unaudited)

private insurers who insured greater than 5% of the total investments of the Fund were as follows:

                                                    % OF TOTAL
                 INSURER                            INVESTMENTS
                 ----------------------------------------------
                 MBIA Insurance Corp.                  40.9
                 Financial Guaranty Insurance Corp.    19.9
                 Ambac Assurance Corp.                 17.1
                 Financial Security Assurance, Inc.     9.6

GEOGRAPHIC CONCENTRATION

The Fund has greater than 5% of its total investments at May 31, 2005 invested in debt obligations issued by the state of California and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and Columbia Funds Distributor, Inc. (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, the market price of fund shares could decline.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing of February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2005 (Unaudited)

that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, can not currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

                                    [GRAPHIC]


          FINANCIAL HIGHLIGHTS

          Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                             (UNAUDITED)
                                           SIX MONTHS ENDED                   YEAR ENDED NOVEMBER 30,
                                               MAY 31,       ------------------------------------------------------
                                                 2005           2004       2003        2002         2001       2000
--------------------------------------------                 ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                                         $ 14.97       $ 15.21    $ 15.30    $ 15.78       $ 15.16    $ 14.29
                                               -------       -------    -------    -------       -------    -------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                             0.51(b)       1.03(b)    1.10(b)    1.17(b)(c)    1.19(b)    1.18(d)
Net realized and unrealized gain (loss) on
  investments, futures contracts and
  written options                                 0.25         (0.26)     (0.09)     (0.46)(c)      0.59       1.07
                                               -------       -------    -------    -------       -------    -------
 Total from Investment Operations                 0.76          0.77       1.01       0.71          1.78       2.25
                                               -------       -------    -------    -------       -------    -------
LESS DISTRIBUTIONS DECLARED TO
  PREFERRED SHAREHOLDERS:
From net investment income                       (0.08)        (0.09)     (0.08)     (0.12)        (0.24)     (0.34)
                                               -------       -------    -------    -------       -------    -------
 Total from Investment Operations
   Applicable to Common
   Shareholders                                   0.68          0.68       0.93       0.59          1.54       1.91
                                               -------       -------    -------    -------       -------    -------
LESS DISTRIBUTIONS DECLARED TO
  COMMON SHAREHOLDERS:
From net investment income                       (0.42)        (0.92)     (1.02)     (1.07)        (0.92)     (0.90)
                                               -------       -------    -------    -------       -------    -------
LESS SHARE TRANSACTIONS:
Offering costs -- common shares                     --            --         --         --            --         --(e)
Commission and offering costs --
  preferred shares                                  --            --         --         --            --      (0.14)
                                               -------       -------    -------    -------       -------    -------
 Total Share Transactions                           --            --         --         --            --      (0.14)
                                               -------       -------    -------    -------       -------    -------
NET ASSET VALUE, END OF PERIOD                 $ 15.23       $ 14.97    $ 15.21    $ 15.30       $ 15.78    $ 15.16
                                               -------       -------    -------    -------       -------    -------
Market price per share -- common
  shares                                       $ 14.54       $ 13.61    $ 15.60    $ 16.40       $ 16.60    $ 12.69
                                               -------       -------    -------    -------       -------    -------
Total return -- based on market value --
  common shares (f)(g)                          10.07%(h)      (6.99)%    1.65%      5.67%        38.91%      (9.86)%
                                               -------       -------    -------    -------       -------    -------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (i)(j)                                  0.95%(k)(l)   0.87%(k)   0.88%(k)   0.86%(k)      0.86%(k)   0.87%(k)
Net investment income before preferred
  stock dividends (i)(j)                         6.80%(l)      6.89%      7.17%      7.57%(c)      7.58%      8.27%
Net investment income after preferred
  stock dividends (i)(j)                         5.80%(l)      6.30%      6.63%      6.81%(c)      6.02%      5.93%
Voluntary waiver/reimbursement (j)               0.22%(l)      0.21%      0.26%      0.23%         0.22%      0.27%
Portfolio turnover rate                             9%(h)        16%        10%        11%            7%        22%
Net assets, end of period (000's) --
  common shares                                $42,363       $41,631    $42,260    $42,432       $43,678    $41,947

                                              PERIOD
                                              ENDED
                                           NOVEMBER 30,
                                             1999 (A)
-------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                                       $ 14.33
                                             -------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                           0.05
Net realized and unrealized gain (loss) on
  investments, futures contracts and
  written options                              (0.06)
                                             -------
 Total from Investment Operations              (0.01)
                                             -------
LESS DISTRIBUTIONS DECLARED TO
  PREFERRED SHAREHOLDERS:
From net investment income                        --
                                             -------
 Total from Investment Operations
   Applicable to Common
   Shareholders                                (0.01)
                                             -------
LESS DISTRIBUTIONS DECLARED TO
  COMMON SHAREHOLDERS:
From net investment income                        --
                                             -------
LESS SHARE TRANSACTIONS:
Offering costs -- common shares                (0.03)
Commission and offering costs --
  preferred shares                                --
                                             -------
 Total Share Transactions                      (0.03)
                                             -------
NET ASSET VALUE, END OF PERIOD               $ 14.29
                                             -------
Market price per share -- common
  shares                                     $ 15.00
                                             -------
Total return -- based on market value --
  common shares (f)(g)                         0.00%(h)
                                             -------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (i)(j)                                0.55%(l)
Net investment income before preferred
  stock dividends (i)(j)                       4.12%(l)
Net investment income after preferred
  stock dividends (i)(j)                       4.12%(l)
Voluntary waiver/reimbursement (j)             1.08%(l)
Portfolio turnover rate                           0%(h)
Net assets, end of period (000's) --
  common shares                              $34,382

(a)The Fund commenced investment operations on October 29, 1999. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 7.51% to 7.57% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.75% to 6.81%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e)Rounds to less than $0.01 per share.
(f)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(g)Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, except for year ended November 30, 2004 which had an impact of 0.01% and the year ended November 30, 2003 which had an impact of 0.02%.
(j)Ratios reflect average net assets available to common shares only.
(k)Ratios calculated using average net assets including auction preferred shares of the Fund, including the effect of custody credits, equals 0.60%, 0.55%, 0.55%, 0.55%, 0.55% and 0.55% for the six months ended May 31, 2005 and for the years ended November 30, 2004, November 30, 2003, November 30, 2002, November 30, 2001 and November 30, 2000, respectively.
(l)Annualized.

                                    [GRAPHIC]


          FINANCIAL HIGHLIGHTS (continued)


ASSET COVERAGE REQUIREMENTS

                                              INVOLUNTARY
                                     ASSET    LIQUIDATING   AVERAGE
                      TOTAL AMOUNT  COVERAGE  PREFERENCE  MARKET VALUE
                      OUTSTANDING  PER SHARE*  PER SHARE   PER SHARE
         -------------------------------------------------------------
         05/31/05 **  $24,450,000   $68,316     $25,007     $25,000
         11/30/04      24,450,000    67,567      25,003      25,000
         11/30/03      24,450,000    68,211      25,002      25,000
         11/30/02      24,450,000    68,387      25,002      25,000
         11/30/01      24,450,000    69,661      25,001      25,000
         11/30/00 ***  24,450,000    67,891      25,019      25,000

* Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing the amount by the number of APS outstanding.
**Unaudited.
***On December 10, 1999, the Fund began offering Auction Preferred Shares.

                                    [GRAPHIC]


          SHAREHOLDER MEETING RESULTS


RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 25, 2005, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Items listed on the Fund's Proxy Statement for said Meeting. On March 10, 2005, the record date for the Meeting, the Fund had 2,780,771 shares outstanding. The votes cast were as follows:

PROPOSAL 1.

ELECTION OF TRUSTEES:

                                            FOR    WITHHELD
                             -           --------- --------
                    Janet Langford Kelly 2,484,485  19,703
                    Patrick J. Simpson   2,484,485  19,703


On March 10, 2005, the record date of the Meeting, the Fund had 978 preferred shares outstanding. The votes cast were as follows:

PROPOSAL 2.

ELECTION OF TRUSTEES:

                                            FOR WITHHELD
                                -           --- --------
                       Douglas A. Hacker    961    13
                       Janet Langford Kelly 961    13
                       Patrick J. Simpson   961    13
                       Thomas E. Stitzel    961    13

                                    [GRAPHIC]


          DIVIDEND REINVESTMENT PLAN


COLONIAL CALIFORNIA INSURED MUNICIPAL FUND

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional Common Shares of the Fund by Computershare (the "Plan Agent"), as agent under the Plan, unless a Common Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Common Shareholder. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate (or whose broker or nominee elects not to participate) in the Plan will be paid by check mailed directly to the record holder by the Plan Agent, as dividend paying agent.

The Plan Agent will furnish each person who buys shares in the offering with written information relating to the Plan. Included in such information will be procedures for electing to receive distributions in cash (or, in the case of shares held in the name of a broker or nominee who does not participate in the Plan, procedures for having such shares registered in the name of the shareholder so that such shareholder may participate in the Plan).

If the Trustees of the Fund declare a dividend (including a capital gain dividend) payable either in shares or in cash, as holders of shares may have elected, then nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares valued as set forth below. Whenever a market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the distribution, participants will be issued shares at the net asset value most recently determined as provided under "Net Asset Value" in the Fund's prospectus and its Statement of Additional Information, but in no event less than 95% of the market price. If the net asset value of the shares at such time exceeds the market price of shares at such time, or if the Fund should declare a dividend (including a capital gain dividend) payable only in cash, the Plan Agent will, as agent for the participants, use the cash that the shareholders would have received as a dividend to buy shares in the open market, the American Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend (including a capital gain dividend) had been paid in shares issued by the Fund. The Plan Agent will apply all cash received as a dividend (including a capital gain dividend) to purchase shares on the open market as soon as practicable after the payment date of such dividend, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

There is no charge to participants for reinvesting dividends (including capital gain dividends). The Plan Agent's fees for handling the reinvestment of dividends (including capital gain dividends) will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends (including capital gain dividends).

The automatic reinvestment of dividends (including capital gain dividends) will not relieve participants of any income tax which may be payable on such dividends. The amount of the dividend for tax purposes may vary depending on whether the Fund issues new Common Shares or purchases them on the open market.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to Computershare by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

                                    [GRAPHIC]


          BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT


Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires that the Board of Trustees/Directors (the "Board") of the Columbia Funds ("The Funds"), including a majority of the Trustees and Directors (collectively, the "Trustees") who are not "interested persons" of the Trusts, as defined in the 1940 Act (the "Independent Trustees"), annually review and approve the terms of the Funds' investment advisory agreements. At a meeting held on October 13, 2004, the Board reviewed and approved the management contracts ("Advisory Agreement") with Columbia Management Advisors, Inc. ("CMA") for the Fund.

At meetings held on September 23, 2004 and October 12, 2004, the Advisory Fees and Expenses Committee (the "Committee") of the Board considered the factors described below relating to the selection of CMA and the approval of the Advisory Agreement. At a meeting held on October 13, 2004, the Board, including the Independent Trustees (who were advised by their independent legal counsel), considered these factors and reached the conclusions described below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information regarding the nature, extent and quality of services that CMA provides to the Fund under the Advisory Agreement. CMA provided the most recent investment adviser registration form ("Form ADV") and code of ethics for CMA to the Board. The Board reviewed information on the status of Securities and Exchange Commission ("SEC") and New York Attorney General ("NYAG") proceedings against CMA and certain of its affiliates, including the agreement in principle entered into with the SEC and the NYAG on March 15, 2004 to settle civil complaints filed by the SEC and the NYAG relating to trading activity in mutual fund shares./1/

The Board evaluated the ability of CMA, including its resources, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals. The Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund.

Based on these considerations and other factors, including those referenced below, the Board concluded that they were generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

FUND PERFORMANCE AND EXPENSES

CMA provided the Board with relative performance and expense information for the Fund in a report prepared by Lipper Inc. ("Lipper") an independent provider of investment company data. The Board considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the "Performance Universe") by total return for one-year, three-year, five-year, ten-year or life of fund periods, as applicable. They also considered the Fund's performance in comparison to the performance results of a group (the "Performance Peer Group") of funds selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features, and to the performance results of the Fund's benchmark index. The Board reviewed a description of Lipper's methodology for selecting the mutual funds in the Fund's Performance Peer Group and Performance Universe.

The Board considered statistical information regarding the Fund's total expenses and certain components thereof, including management fees (both actual management fees based on expenses for advisory and administrative fees including any reductions for fee waivers and expense reimbursements as well as contractual management fees that are computed for a hypothetical level of assets), actual non-management expenses, and fee waivers/caps and expense reimbursements. They also considered comparisons of these expenses to the expense information for funds within a group (the "Expense Peer Group") selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features (but which, unlike the Performance Peer Group, may include funds with several different investment classifications and objectives) and an expense universe ("Expense Universe") selected by Lipper based on the criteria for determining the Expense Peer Group other than asset size. The expense information in the Lipper report took into account all existing fee waivers and expense reimbursements as well as all voluntary advisory fee reductions applicable to certain Funds that were being proposed by management in order to reduce the aggregate advisory fees received from mutual funds advised by CMA and Banc of America Capital Management, LLC ("BACAP") by $32 million per year for five years as contemplated by the agreement in principle with the NYAG.

The Committee also considered the projected impact on expenses of these Funds resulting from the overall cost reductions that management anticipated would result from the proposed shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates.

The Board also considered information in the Lipper report that ranked each Fund based on (i) each Fund's one-year performance and actual management fees,
(ii) each Fund's one-year performance and total expenses and (iii) each Fund's 3-year performance and total expenses. Based on these comparisons and expense and

/1/On February 9, 2005, CMA and its affiliate, Columbia Funds Distributor,
   Inc., entered into settlement agreements with the SEC and the NYAG that contain substantially the terms outlined in the agreements in principle.

                                    [GRAPHIC]


          BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)


performance rankings of the Fund in the Lipper Report, CMA determined an overall score for the Fund. The Committee and the Board also considered projected savings to the Fund that would result from certain modifications in soft dollar arrangements.

The Committee also considered more detailed information relating to certain Funds that were highlighted for additional review based upon the fact that they ranked poorly in terms of overall expense or management fees, maintained poor performance or demonstrated a combination of below average to poor performance while maintaining below average or poor expense rankings. At its September 23, 2004 meeting, the Committee discussed these Funds with management and in executive session. The Committee requested additional information from management regarding the cause(s) of the below-average relative performance of these Funds, any remedial actions management recommended to improve performance and the general standards for review of portfolio manager performance. At its October 12, 2004 meeting, the Committee considered additional information provided by management regarding these Funds. The Board also considered management's proposal to merge or liquidate some of these Funds.

Based on these considerations and other factors, the Board concluded that the overall performance and expense results supported by the approval of the Advisory Agreements for each Fund.

INVESTMENT ADVISORY FEE RATES

The Board reviewed and considered the proposed contractual investment advisory fee rates (the "Advisory Agreement Rates") payable by the Funds to CMA for investment advisory services. In addition, the Board reviewed and considered the existing and proposed fee waiver and reimbursement arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the fee waivers and reimbursements into account (the "Net Advisory Rates"). At previous meetings, the Committee had separately considered management's proposal to reduce annual investment advisory fees for certain Funds under the NYAG agreement in principle and the impact of these reductions on each affected Fund. Additionally, the Board considered information comparing the Advisory Agreement Rates and Net Advisory Rates (both on a stand-alone basis and on a combined basis with the Funds' administration fee rates) with those of the other funds in the Expense Peer Group. The Board concluded that the Advisory Agreement Rates and Net Advisory Rates represented reasonable compensation to CMA, in light of the nature, extent and quality of the services provided to the Funds, the fees paid and expenses borne by comparable funds and the costs that CMA incurs in providing these services to the Funds.

PROFITABILITY

The Board considered a detailed profitability analysis of CMA based on 2003 financial statements, adjusted to take into account advisory fee reductions implemented in November 2003 and proposed reductions under the NYAG proposed settlement. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that CMA and its affiliates received for providing these services to the Funds were not unreasonable.

ECONOMIES OF SCALE

In evaluating potential economies of scale, the Board considered CMA's proposal to implement a standardized breakpoint schedule for combined advisory and administrative fees for the majority of the funds of the same general asset type within the Columbia Funds complex (other than index and closed-end funds). The Board noted that the standardization of the breakpoints would not result in a fee increase for any Fund. The Board concluded that any actual or potential economies of scale are, or will be, shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints at current and reasonably foreseeable asset levels.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

In evaluating the proposed fee reductions under the NYAG agreement in principle, the Board considered information regarding the advisory fee rates charged by BACAP for the Nations Funds. Members of the Committee and the Board had also separately reviewed advisory fee rates for variable insurance product funds advised by CMA. This information assisted the Board in assessing the reasonableness of fees paid under the Advisory Agreements in light of the nature, extent and quality of services provided under those agreements.

OTHER BENEFITS TO CMA

The Board considered information regarding potential "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. These benefits could include benefits directly attributable to the relationship of CMA with the Funds (such as soft dollar credits) and benefits potentially derived from an increase in the business of CMA as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

OTHER FACTORS AND BROADER REVIEW

The Board reviews detailed materials provided by CMA annually as part of the approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews information provided by CMA at their regular meetings, including, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board interviews the heads of each investment area at each regular meeting of the Board and selected portfolio managers of the Funds at various times throughout the year. After considering the above-described factors and based on the deliberations and their evaluation of the information provided to them, the Board concluded that re-approval of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

[LOGO]
Transfer Agent
--------------------------------------------------------------------------------
Important Information About This Report
The Transfer Agent for Colonial California Insured Municipal Fund is:

Computershare
P.O. Box 43010
Providence, RI 02940-3010

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

A description of the fund's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

This report has been prepared for shareholders of Colonial California Insured Municipal Fund.

                                    [GRAPHIC]


COLONIAL CALIFORNIA INSURED MUNICIPAL FUND
                                                              SEMIANNUAL REPORT

                                              SHC-44/87064-0605 (07/05) 05/6517

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                   Registrant Purchases of Equity Securities*

                                                                        (c)
                                                                   Total Number of              (d)
                                  (a)                            Shares Purchased as     Maximum Number of
                              Total Number          (b)           Part of Publicly      Shares that May Yet
                               of Shares       Average Price      Announced Plans        Be Purchased Under
Period                         Purchased       Paid Per Share       or Programs        the Plans or Programs
-------------------------------------------------------------------------------------------------------------
12/01/04 through 12/31/04               98            $ 13.81                     98            N/A

01/01/05 through 01/31/05               98            $ 13.76                     98            N/A

02/01/05 through 02/28/05               94            $ 14.18                     94            N/A

03/01/05 through 03/31/05               96            $ 13.86                     96            N/A

04/01/05 through 04/30/05              102            $ 13.94                    102            N/A

05/01/05 through 05/31/05              103            $ 14.03                    103            N/A
-------------------------------------------------------------------------------------------------------------
Total                                  591            $ 13.93                    591            N/A
-------------------------------------------------------------------------------------------------------------

* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

        (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Colonial California Insured Municipal Fund
                         ------------------------------------------------------
By (Signature and Title) /S/ Christopher L. Wilson
                         ------------------------------------------------------
                         Christopher L. Wilson, President

Date                     July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Christopher L. Wilson
                         ------------------------------------------------------
                         Christopher L. Wilson, President

Date                     July 28, 2005

By (Signature and Title) /S/ J. Kevin Connaughton
                         ------------------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date                     July 28, 2005